CONSOLIDATED STATEMENT OF CASH FLOW - CLP ($) $ in Thousands		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Classes of cash receipts from operating activities:
Proceeds from goods sold and services rendered		$ 2,063,846,199	$ 2,027,615,713	$ 1,862,763,071
Other proceeds from operating activities		211,980,184	27,287,853	23,086,788
Classes of cash payments from operating activities:
Payments of operating activities		(1,308,662,407)	(1,263,418,419)	(1,216,451,995)
Payments of salaries		(202,182,968)	(202,321,289)	(201,389,122)
Other payments for operating activities		(282,794,912)	(262,820,379)	(228,011,323)
Cash flow from (used in) operations		482,186,096	326,343,479	239,997,419
Dividends received		374,208	264,079	34,380
Interest paid		(17,691,156)	(18,564,514)	(16,958,068)
Interest received		13,627,809	4,870,651	5,635,697
Income tax reimbursed (paid)		(35,068,401)	(40,656,061)	(47,055,951)
Other cash movements		(14,115,425)	(10,096,203)	8,360,871
Net cash flows from operating activities		429,313,131	262,161,431	190,014,348
Cash flows from (used in) investing activities
Cash flows used to obtain control of subsidaries or other businesses		(5,819,495)	0	(641,489)
Cash flows used to purchase non-controlling interests		0	(1,149,689)	(2,174,370)
Other charges on the sale of interests in joint ventures		0	1,058,984	512,596
Other payments to acquire interests in joint ventures	[1]	(59,505,559)	(49,312,890)	(27,043,481)
Proceeds from sales of property, plan and equipment		1,064,516	1,554,696	2,753,539
Purchase of property, plant and equipment		(128,366,525)	(123,526,778)	(125,691,740)
Purchases of intangibles assets		(3,073,897)	(2,238,702)	(3,191,685)
Other cash movements		(3,301,141)	0	469,240
Net cash flows used in investing activities		(199,002,101)	(173,614,379)	(155,007,390)
Cash flows from (used in) financing activities
Proceeds from changes in ownership interests in subsidiaries that do not result in loss of control		(49,222,782)	(7,800,000)	(19,111,686)
Proceeds from long-term loans and bonds		91,201,377	40,850,000	3,804,384
Porceeds from short-term loans and bonds		92,806,210	16,927,169	19,345,325
Total proceeds from loans		184,007,587	57,777,169	23,149,709
Loan and bonds payments		(112,665,293)	(25,754,218)	(27,910,666)
Payments of finance lease liabilities		(1,077,462)	(1,414,228)	(1,530,851)
Payments of loan from related parties		0	(717,900)	(750,000)
Dividends paid		(74,825,181)	(75,128,211)	(69,819,729)
Other cash movements		819,269	36,190	913,318
Net cash flows used in financing activities		(52,963,862)	(53,001,198)	(95,059,905)
Net decrease in cash equivalents, before the effect of changes in exchange rate		177,347,168	35,545,854	(60,052,947)
Effects of changes in exchange rates on Cash and cash equivalents		(28,377,720)	465,565	1,531,891
Increase (decrease) in cash an cash equivalents		148,969,448	36,011,419	(58,521,056)
Cash and cash equivalents, beginning of the year		170,044,602	134,033,183	192,554,239
Cash and cash equivalents, final of the year		$ 319,014,050	$ 170,044,602	$ 134,033,183

[1]	Corresponds to payments of commited capital made between 2016 to 2018 in Central Cervecera de Colombia S.A.S. and the acquisition in 2017 of 50% of Zona Franca Central Cervecera S.A.S. (see Note 16 – Investments accounted using equity method). Additionally, in 2016, includes the amount paid in proportion to the creation of the company Promarca Internacional SpA. (See Note 1 – General information, letter E)).